UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 87.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                        75,000    $  3,037,500
Ovation, Inc.(1)(2)                             285,787       2,857,870
Young Broadcasting, Inc., Class A(1)             25,000         642,187
-----------------------------------------------------------------------
                                                           $  6,537,557
-----------------------------------------------------------------------
Communications Equipment -- 4.1%
-----------------------------------------------------------------------
Alcatel ADR                                     135,000    $  8,977,500
Cable Design Technologies Corp.(1)              160,000       5,360,000
LM Ericsson Telephone Co., ADR                   70,000       1,400,000
Lucent Technologies, Inc.                        80,000       4,740,000
Nokia Corp. ADR                                  15,000         749,062
Spectrum Control, Inc.(1)                       100,000       1,362,500
-----------------------------------------------------------------------
                                                           $ 22,589,062
-----------------------------------------------------------------------
Computer Software -- 0.1%
-----------------------------------------------------------------------
SilverStream Software, Inc.(1)                   12,500    $    721,875
-----------------------------------------------------------------------
                                                           $    721,875
-----------------------------------------------------------------------
Electric Utilities -- 15.8%
-----------------------------------------------------------------------
AES Corp.(1)                                    155,000    $  7,071,875
Calpine Corp.(1)                                 60,000       3,945,000
Cleco Corp.                                     300,000      10,050,000
DQE, Inc.                                       240,000       9,480,000
Edison International                             50,000       1,025,000
FPL Group, Inc.                                  75,000       3,712,500
Kansas City Power and Light Co.                 165,000       3,712,500
Montana Power Co.                                30,800       1,087,625
National Grid Group plc(3)                      800,000       6,309,920
Niagra Mohawk Holdings, Inc.(1)                  40,000         557,500
NRG Energy, Inc.(1)                             200,300       3,655,475
Pinnacle West Capital Corp.                     400,000      13,550,000
ScottishPower plc ADR                           160,500       5,366,719
Sierra Pacific Resources                        144,000       1,809,000
Southern Co. (The)                              175,000       4,079,687
TXU Corp.                                        75,000       2,212,500
Unicom Corp.                                    270,000      10,445,625
-----------------------------------------------------------------------
                                                           $ 88,070,926
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 7.2%
-----------------------------------------------------------------------
Coastal Corp. (The)                             150,000    $  9,131,250
Columbia Energy Group                            75,000       4,921,875
El Paso Energy Corp.                             40,000       2,037,500
Kinder Morgan, Inc.                             150,000       5,184,375
National Fuel Gas Co.                           125,000       6,093,750
NICOR, Inc.                                     155,000       5,056,875
San Juan Basin Royalty Trust                    500,000       5,000,000
Williams Cos., Inc. (The)                        60,000       2,501,250
-----------------------------------------------------------------------
                                                           $ 39,926,875
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Coflexip SA ADR                                  43,100    $  2,607,550
Santa Fe International Corp.                      5,000         174,687
Tidewater, Inc.                                 100,000       3,600,000
-----------------------------------------------------------------------
                                                           $  6,382,237
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Burlington Resources, Inc.                      110,000    $  4,207,500
Devon Energy Corp.                               25,000       1,404,687
EOG Resources, Inc.                              60,000       2,010,000
Mitchell Energy & Development Corp.,
Class A                                          67,400       2,165,225
Pioneer Natural Resources Co.(1)                125,000       1,593,750
Swift Energy Co.(1)                              75,000       2,128,125
Talisman Energy, Inc.(3)                        300,000       9,937,500
-----------------------------------------------------------------------
                                                           $ 23,446,787
-----------------------------------------------------------------------
REITS -- 0.6%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(1)(4)                350,000    $  3,171,875
-----------------------------------------------------------------------
                                                           $  3,171,875
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.3%
-----------------------------------------------------------------------
Cabletron Systems, Inc.(1)                       70,000    $  1,767,500
-----------------------------------------------------------------------
                                                           $  1,767,500
-----------------------------------------------------------------------
Telecommunications Services -- 21.5%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(1)            100,000    $  2,318,750
Alamosa PCS Holdings, Inc.(1)                    10,000         208,750
Allegiance Telecom, Inc.(1)                      20,000       1,280,000
Cable & Wireless plc ADR                         90,000       4,505,625

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications Services (continued)
-----------------------------------------------------------------------
Call-Net Enterprises Inc., Class B(1)           160,000    $    390,000
China Unicom, Ltd. ADR(1)                           200           4,250
Clearnet Communications, Inc.(1)                 12,500         347,070
COLT Telecom Group plc ADR(1)                    10,000       1,356,250
ECI Telecom, Ltd.                               150,000       5,362,500
Energis (3)(1)                                  605,000      22,696,212
Global TeleSystems, Inc.                        375,000       4,523,437
GT Group Telecom, Inc., Class B(1)               35,000         553,437
Helsingin Puhelin Oyj(3)                         73,850       7,263,244
Koninklijke KPN NV ADR                           20,866         937,666
Microcell Telecommunications, Inc.(1)            70,000       2,528,750
Net2000 Communications, Inc.(1)                  15,000         245,625
Netcom Systems, AB(3)                           100,000       7,422,420
Nextel Communications, Inc., Class A(1)          15,000         917,812
NEXTLINK Communications, Inc.(1)                 80,000       3,035,000
Partner Communications Co., Ltd. ADR(1)         125,000       1,187,500
Primus Telecommunications Group, Inc.(1)         70,000       1,741,250
RSL Communications, Ltd.(1)                     135,000       1,544,063
Tele1 Europe Holding AB ADR(1)                   75,000         904,688
Telecom Italia Mobile(3)                        900,000       9,231,210
Thus plc(3)                                     250,000       1,048,375
UbiquiTel, Inc.(1)                              300,000       2,831,250
US Unwired, Inc., Class A(1)                     65,000         845,000
Versatel Telecom International NV ADR(1)        285,000      12,290,625
Viatel, Inc.(1)                                  37,500       1,071,094
Vodafone AirTouch plc ADR                        80,000       3,315,000
Vodafone Group PLC                            1,743,938       7,049,172
WorldCom, Inc.(1)                               225,000      10,321,875
-----------------------------------------------------------------------
                                                           $119,277,900
-----------------------------------------------------------------------
Telephone Utilities -- 19.9%
-----------------------------------------------------------------------
Alltel Corp.                                    130,000    $  8,051,875
AT&T Corp.                                       80,000       2,530,000
Bell Atlantic Corp.                             275,000      13,973,438
BellSouth Corp.                                 235,000      10,016,875
CenturyTel, Inc.                                180,000       5,175,000
GTE Corp.                                       340,000      21,165,000
SBC Communications, Inc.                        770,000      33,302,500
Sprint Corp.                                    100,000       5,100,000
US West, Inc.                                   130,000      11,147,500
-----------------------------------------------------------------------
                                                           $110,462,188
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 11.9%
-----------------------------------------------------------------------
CMS Energy Corp.                                 50,000    $  1,106,250
Constellation Energy Group                      145,000       4,721,563
Dominion Resources, Inc.                        175,000       7,503,125
Duke Energy Corp.                               200,000      11,275,000
Dynegy, Inc., Class A                           270,000      18,444,375
Enron Corp.                                     165,000      10,642,500
MDU Resources Group, Inc.                       125,000       2,703,125
Nisource, Inc.                                  200,000       3,725,000
SCANA Corp.                                     260,000       6,272,500
-----------------------------------------------------------------------
                                                           $ 66,393,438
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $417,538,021)                          $488,748,220
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 8.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 3.5%
-----------------------------------------------------------------------
El Paso Energy Capital Trust                    300,000    $ 19,312,500
-----------------------------------------------------------------------
                                                           $ 19,312,500
-----------------------------------------------------------------------
Telephone Utilities -- 5.4%
-----------------------------------------------------------------------
Omnipoint Corp.(4)                              180,000    $ 30,420,000
-----------------------------------------------------------------------
                                                           $ 30,420,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $23,725,148)                           $ 49,732,500
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Bell Atlantic Financial, 4.25%,
9/15/05(4)                                 $      5,500    $  6,737,500
NTL, Inc., 7.00%, 12/15/08(4)                     3,000       4,905,000
Ovation, Inc. (PIK), 9.75%, 2/23/01(2)            3,269       3,268,752
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $12,545,002)                          $ 14,911,252
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                              $      5,890    $  5,887,746
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,887,745)                         $  5,887,746
-----------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $459,695,916)                          $559,279,718
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                   $ (3,572,148)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $555,707,570
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (PIK) - Payment in kind.
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $459,695,916)        $559,279,718
Cash                                             4,157
Interest and dividends receivable            1,428,277
Miscellaneous receivable                        15,213
Tax reclaim receivable                           9,413
------------------------------------------------------
TOTAL ASSETS                              $560,736,778
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,980,128
Payable to affiliate for Trustees' fees          6,514
Accrued expenses                                42,566
------------------------------------------------------
TOTAL LIABILITIES                         $  5,029,208
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $555,707,570
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $456,122,430
Net unrealized appreciation (computed on
   the basis of identified cost)            99,585,140
------------------------------------------------------
TOTAL                                     $555,707,570
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $46,551)                               $  6,019,185
Interest                                       616,156
Miscellaneous                                   75,040
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,710,381
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,877,128
Trustees fees and expenses                      13,180
Custodian fee                                  161,530
Legal and accounting services                   25,675
Interest expense                                16,382
Miscellaneous                                    1,925
------------------------------------------------------
TOTAL EXPENSES                            $  2,095,820
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,614,561
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 77,432,829
   Foreign currency transactions               (17,958)
------------------------------------------------------
NET REALIZED GAIN                         $ 77,414,871
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(86,228,894)
   Foreign currency                              5,609
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(86,223,285)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,808,414)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (4,193,853)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,614,561  $       8,403,351
   Net realized gain                            77,414,871        125,079,564
   Net change in unrealized
      appreciation (depreciation)              (86,223,285)        43,682,525
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (4,193,853) $     177,165,440
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     19,489,762  $      20,219,337
   Withdrawals                                 (38,678,708)       (77,910,493)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (19,188,946) $     (57,691,156)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (23,382,799) $     119,474,284
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    579,090,369  $     459,616,085
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    555,707,570  $     579,090,369
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       --------------------------------------------------------
                                        (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   net assets):
   Operating expenses                           0.73%(1)       0.72%       0.72%       0.74%       0.82%        0.81%
   Interest expense                               --(1)(2)       --(2)     0.16%       0.01%       0.03%        0.03%
   Net investment income                        1.60%(1)       1.68%       3.13%       4.42%       5.94%        4.83%
Portfolio Turnover                                59%            93%         78%        169%        166%         103%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $555,708        $579,090    $459,616    $413,409    $455,067    $521,670
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 65% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $3,598 credit balances were used to reduce the Portfolio's custodian fee.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a waiver of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million and at reduced rates thereafter. For the six months ended June 30, 2000, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,877,128. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $337,305,398 and $345,261,606, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $459,695,916
    ------------------------------------------------------
    Gross unrealized appreciation             $123,024,772
    Gross unrealized depreciation              (23,440,970)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 99,583,802
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2000 was $376,374 and the average interest rate was 6.80%. At
   June 30, 2000, the Portfolio did not have a loan outstanding under this agreement.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000 there were no outstanding obligations under these financial instruments.

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EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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